Segment Information	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 20 – SEGMENT INFORMATION

The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how the chief operating decision maker (“CODM”) makes decision about allocating resources to each segment and evaluating their performances. The Company’s CODM has been identified as the Chief Executive Officer. The Company has two operating and reportable segments, consisting of IT services and academic education service. The reportable segments align with the manner in which the CODM currently receives and uses financial information to allocate resource and evaluate the performance of the segments.

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable to each segment. The CODM uses gross profit, gross profit margin, operating income (loss), operating margin, and income (loss) before tax to assess financial performance and allocate resources. The CODM considers budget to actual comparisons on a regular basis when assessing the operating results and making resource decisions to improve profitability. The CODM also uses the budget to actual comparisons to make decisions aligned with the Company’s strategic initiatives and capital allocation priorities.

The Company’s CODM does not evaluate its operating segments using discrete asset information. There is no asset information that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM.

The table below provides a summary of the Company’s operating segment operating results for the year ended June 30, 2026:

	For the year ended June 30, 2026
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	170,545,778	1,665,553	-	172,211,331
Less:
Cost of revenues	140,768,846	764,874	-	141,533,720
Gross profit	29,776,932	900,679	-	30,677,611
Gross profit margin	17%	54%	-	18%
Selling and marketing expenses	4,033,819	139,893	-	4,173,712
General and administrative expenses	28,692,059	1,903,450	-	30,595,509
Research and development expenses	6,668,643	-	-	6,668,643
Other segment operating loss (income)*	(733,657)	1,435,782	-	702,125
Operating loss	(8,883,932)	(2,578,446)	-	(11,462,378)
Operating margin	(5)%	(155)%	-	(7)%
Total other loss, net	(679,866)	(12,955)	-	(692,821)
Loss before income taxes	(9,563,798)	(2,591,401)	-	(12,155,199)
Other segment (loss) income, net**	(792,937)	19,535	-	(773,402)
Net loss	(10,356,735)	(2,571,866)	-	(12,928,601)

The table below provides a summary of the Company’s operating segment operating results for the year ended June 30, 2025:

	For the year ended June 30, 2025
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	162,467,057	2,047,049	(32,692)	164,481,414
Less:
Cost of revenues	127,362,787	819,260	(6,051)	128,175,996
Gross profit	35,104,270	1,227,789	(26,641)	36,305,418
Gross profit margin	22%	60%		22%
Selling and marketing expenses	4,939,341	241,341	-	5,180,682
General and administrative expenses	30,229,878	1,622,301	-	31,852,179
Research and development expenses	5,815,555	-	-	5,815,555
Other segment operating income*	(1,165,694)	-	-	(1,165,694)
Operating loss	(4,714,810)	(635,853)	(26,641)	(5,377,304)
Operating margin	(3)%	(31)%		(3)%
Total other income (loss), net	310,617	(8,927)	-	301,690
Loss before income taxes	(4,404,195)	(644,778)	(26,641)	(5,075,614)
Other segment (loss) income, net**	(1,473,609)	122,659	-	(1,350,950)
Net loss	(5,877,804)	(522,119)	(26,641)	(6,426,564)

The table below provides a summary of the Company’s operating segment operating results for the year ended June 30, 2024:

	For the year ended June 30, 2024
	IT services	Academic education services	Intersegment eliminations	Total
Revenue	141,818,338	1,042,832	(48,444)	142,812,726
Less:
Cost of revenues	109,506,676	367,886	(8,967)	109,865,595
Gross profit	32,311,662	674,946	(39,477)	32,947,131
Gross profit margin	23%	65%	81%	23%
Selling and marketing expenses	4,573,344	-	-	4,573,344
General and administrative expenses	24,500,116	619,894	-	25,120,010
Research and development expenses	7,155,949	-	-	7,155,949
Other segment operating income*	(1,363,757)	-	-	(1,363,757)
Operating (loss) income	(2,553,990)	55,052	(39,477)	(2,538,415)
Operating margin	(2)%	(5)%	(81)%	(2)%
Total other income, net	686,051	8,999	-	695,050
(Loss) income before income taxes	(1,867,939)	64,051	(39,477)	(1,843,365)
Other segment (loss) income, net **	(16,712)	12,767	-	(3,945)
Net (loss) income	(1,884,651)	76,818	(39,477)	(1,847,310)

*	Other segment operating income includes impairment of goodwill and subsidies and other operating income.

**	Other segment (loss) income includes provision for income taxes and share of income (loss) in equity method investees.

The following table presents revenues by the service lines for the years ended June 30, 2026, 2025 and 2024:

	For the year ended June 30
	2026	2025	2024
Revenue:
IT consulting service	164,064,793	158,790,921	136,844,784
Customized IT solution service	5,949,195	2,781,538	3,147,593
Other	531,790	894,598	1,825,961
IT services subtotal	170,545,778	162,467,057	141,818,338
Revenue:
Academic education service	1,665,553	2,047,049	1,042,832
Inter-segment*	-	(32,692)	(48,444)
Total revenue	172,211,331	164,481,414	142,812,726

The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2026, 2025 and 2024:

	For the year ended June 30
	2026	2025	2024
Mainland China	109,515,023	121,989,818	120,510,430
Singapore	25,962,669	21,882,041	10,987,527
Hong Kong	23,184,244	14,397,386	6,245,523
United States	6,355,166	3,881,511	4,367,813
Japan	4,455,633	2,000,817	566,410
India	102,395	213,851	8,512
Others	2,636,201	115,990	126,511
Total	172,211,331	164,481,414	142,812,726

Long-lived assets by geographic area are presented as follows:

	For the year ended June 30
	2026	2025	2024
Hong Kong	13,995,880	14,573,483	15,290,412
Singapore	4,771,157	5,108,371	4,861,111
Mainland China	1,149,505	1,512,594	1,010,449
India	15,950	15,841	4,052
Malaysia	-	2,174	2,373
Japan	17,629	-	127
Total	19,950,121	21,212,463	21,168,524